Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 6,034	$ 278
Restricted deposit	163	630
Inventories	355	90
Trade receivables, net	507	717
Other accounts receivable	1,492	1,420
Total current assets	8,551	3,135
NON-CURRENT ASSETS:
Other accounts receivable	213
Property, plant and equipment, net	1,753	2,315
Total non-current assets	1,966	2,315
TOTAL ASSETS	10,517	5,450
CURRENT LIABILITIES:
Short term loan and current portion of long-term loans	140	1,635
Trade payables	2,332	4,068
Loans from major shareholder		272
Financial liability at fair value	648
Short term convertible securities	2,535	194
Derivative liabilities – warrants	1,261	359
Short term portion of lease liability	119	255
Other accounts payable	1,246	1,118
Total current liabilities	8,281	7,901
NON-CURRENT LIABILITIES:
Long term convertible securities	4,707
Long term lease liability	266	50
Long term loans	75	448
Total non-current liabilities	5,048	498
SHAREHOLDERS’ DEFICIT:
Ordinary shares; $0.09 par value 2,000,000,000 shares authorized and 13,579,032 shares issued and outstanding as of December 31, 2021 and 9,103,924 shares issued and outstanding as of December 31, 2020.	1,222	819
Other reserve	1,500	1,500
Translation reserve	2	2
Additional paid in capital	81,879	67,257
Accumulated deficit	(90,634)	(75,876)
G Medical innovations holdings ltd. Shareholders’ deficit	(6,031)	(6,298)
Non-controlling interest	3,219	3,349
Total shareholders’ deficit	(2,812)	(2,949)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 10,517	$ 5,450